As filed with the Securities and Exchange Commission on November 17, 2006

Registration Nos. 2-84199

811-03762

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 36

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND, INC.

(exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of Principal Executive Offices)

(800) 451-2010

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel

300 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of agent for service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on the November 30, 2006 pursuant to paragraph (b) of Rule 485.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No2-84199) and Amendment No. 36 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-03762) pursuant to Rule 485(a) on September 8, 2006 (Accession Number 0001193125-06-187868) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 30, 2006.

Part C. Other Information

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on June 5, 1983 (File Nos. 284199 and 811-3762).

(a)(1)	Registrant’s Articles of Incorporation dated May 12, 1983 and Articles of Amendment dated May 27, 1983, October 3, 1983, May 20, 1988, November 5, 1992 and July 30, 1993, respectively, are incorporated herein by reference to Post-Effective Amendment No. 15 filed on October 28, 1993.

(2)	Articles of Amendment dated October 14, 1994, Form of Articles Supplementary and Form of Articles of Amendment are incorporated herein by reference to Post-Effective Amendment No. 18 filed on December 28, 1995.

(3)	Articles of Amendment dated June 12, 1998 is incorporated herein by reference to the Post-Effective Amendment No. 21 filed on November 25, 1998.

(4)	Articles of Amendment dated November 20, 2006 is to be filed by amendment.

(b)(1)	Registrant’s By-Laws are incorporated herein by reference to the Registration Statement.

(2)	Amendments to the By-Laws dated January 27, 1987, October 22, 1987 and October 20, 1988 are incorporated herein by reference to Post-Effective Amendment No. 9.

(3)	Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 29, 2003.

(c)	Registrant’s form of stock certificates is incorporated herein by reference to Post-Effective Amendment No. 14 filed on October 23, 1992.

(d)(1)	Investment Advisory Agreement between the Registrant and Smith Barney Asset Management Division of Smith Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 15 filed on October 28, 1993.

(2)	Management Agreement dated December 1, 2005, between the Registrant and Smith Barney Fund Management LLC, is incorporated by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

(3)	Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 35 filed on September 8, 2006.

(4)	Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 35 filed on September 8, 2006.

(e)(1)	Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 15 filed on October 28, 1993.

(2)	Form of Distribution Agreement between the Registrant and CFBDS, Inc. is incorporated by reference to the Post-Effective Amendment No. 21 filed on November 25, 1998.

(3)	Form of Broker Dealer Contract between the Registrant and CFBDS, Inc. is incorporated by reference to the Post-Effective Amendment No. 22 filed on October 20, 1999.

(4)	Form of Distribution Agreement with Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.) is incorporated by reference to the Post-Effective Amendment No. 24 filed on December 27, 2000.

(5)	Form of Distribution Agreement between the Registrant and PFS Distributors, Inc is incorporated herein by reference to the Post-Effective Amendment No. 24 filed on December 27, 2000.

(6)	Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

(7)	Amendment to Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

(8)	Amendment of Distribution Agreement and Assumption of Duties and Responsibilities by PFS, dated December 1, 2005, among the Registrant, PFS Distributors, Inc. and PFS Investments Inc,. is incorporated herein by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

(f)	Emeritus Retirement Plan

(g)(1)	Custodian Agreement between the Registrant and PNC Bank, National Association (“PNC Bank”) is incorporated by reference to Pre-Effective Amendment No. 1.

(2)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 26 filed on December 27, 2002.

(3)	Custodian Services Agreement between the Registrant and State Street Bank and Trust Company dated January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 35 filed on September 8, 2006.

(h)(1)	Administration Agreement between the Registrant and Smith Barney Advisers, Inc. dated April 21, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 filed on December 19, 1997.

(2)	Transfer Agency Agreement dated August 2, 1993, between the Registrant and First Data Investors Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 16 filed on January 1, 1994.

(3)	Transfer Agency Agreement between Registrant and Citi Fiduciary Trust is incorporated by reference to the Post-Effective Amendment No. 24 filed on December 27, 2000.

(4)	Sub-Transfer Agency Agreement with PFPC Global Fund Services is incorporated by reference to the Post-Effective Amendment No. 24 filed on December 27, 2000.

(6)	Transfer Agency and Services Agreement between the Registrant and PFPC Inc. dated January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 35 filed on September 8, 2006.

(7)	License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

(8)	Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 35 filed on September 8, 2006.

(i)(1)	Opinion of Robert A. Vegliante, Assistant Secretary of the Registrant, filed with the Registrant’s Rule 24f-2 Notice is incorporated by reference.

(2)	Opinion of Counsel regarding legality of Class FI and Class R Shares being registered is to be filed by amendment.

(j)(1)	Consent of Independent Registered Public Accounting Firm is to be filed by amendment.

(2)	Power of Attorney dated April 12, 2006 is incorporated herein by reference to Post-Effective Amendment No. 35 filed on September 8, 2006.

(k)	Not Applicable.

(l)	Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

(m)(1)	Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant and Smith Barney Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 filed on December 28, 1995.

(2)	Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 21 filed on November 25, 1998.

(3)	Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on December 27, 2000.

(4)	Amended Shareholder Services and Distribution Plan (relating to Class A, B, C and Y shares), dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 34 filed on March 13, 2006.

(5)	Amended Shareholder Services and Distribution Plan (relating to Class FI and R shares) is to be filed (n)(1) Form of Plan pursuant to Rule 18f-3(d) Multiple Class Plan is incorporated herein by reference to Post-Effective Amendment No. 21 filed on November 25, 1998. by amendment.

(n)(1)	Form of Plan pursuant to Rule 18f-3(d) Multiple Class Plan is incorporated herein by reference to Post-Effective Amendment No. 21 filed on November 25, 1998.

(2)	Amended and Restated Rule 18f-3(d) Multiple Class Plan dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

(3)	Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is to be filed by amendment.

(o)	Reserved.

(p)(1)	Code of Ethics of PFS is incorporated herein by reference to Post-Effective Amendment No. 27 filed on January 27, 2003.

(2)	Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

(3)	Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 33 filed on December 29, 2005.

Item 24.	Persons Controlled by or Under Common Control with the Registrant

None.

Item 25.	Indemnification

Under the Registrant’s corporate charter and Maryland law, directors and officers of the Registrant are not liable to the Registrant or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Registrant’s corporate charter requires that it indemnify its directors and officers against liabilities unless it is proved that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These Indemnification provisions are subject to the limitation under the Investment Company Act of 1940, as amended, that no director or officer may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

The directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Reference is hereby made to (a) Section 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (the “CGMI Distribution Agreement”), incorporated by reference herein; (b) paragraph 7 of the Amendment to the CGMI Distribution Agreement incorporated by reference herein; (c) Section 4 of the Distribution Agreement between the Registrant and PFS Distributors, Inc. (the “PFS Distribution Agreement”), incorporated by reference herein; (d) paragraph 7 of the Amendment to the PFS Distribution Agreement incorporated by reference herein; (e) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC, incorporated by reference herein.

Item 26. Business and Other Connections of Investment Adviser

(a) Investment Adviser – Legg Mason Partners Fund Advisor, LLC (“LMPFA”) was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor - ClearBridge was formed in 2005 under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.

ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Legg Mason Partners Variable Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios III, Inc., Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc., The Salomon Brothers Fund Inc, Salomon Brothers Institutional Series Funds Inc, Salomon Brothers Series Funds Inc, Legg Mason Partners Variable Portfolios I, Inc., Salomon Brothers Opportunity Fund Inc, Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund

Fund Inc, Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc, Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund, Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

Legg Mason Investor Services, LLC (“LMIS”), a distributor of the Registrant, is also a distributor of the following funds:

Legg Mason Partners Trust II

CitiFunds Trust I

Salomon Funds Trust

Legg Mason Partners Variable Portfolios V

CitiFunds Premium Trust

CitiFunds Institutional Trust

CitiFunds Trust III

Legg Mason Partners Lifestyle Series, Inc.

Legg Mason Partners Variable Portfolio IV

Legg Mason Partners Investment Series

Consulting Group Capital Markets Funds

High Income Opportunity Fund Inc.

Intermediate Muni Fund, Inc.

Legg Mason Partners Small Cap Core Fund, Inc.

Legg Mason Partners Investment Trust

Real Estate Income Fund Inc.

Managed High Income Portfolio Inc.

Managed Municipals Portfolio Inc.

Municipal High Income Portfolio Inc.

Citigroup Investments Corporate Loan Fund Inc.

Zenix Income Fund Inc.

Salomon Brothers Capital Fund Inc

Salomon Brothers Investors Value Fund Inc.

The Salomon Brothers Fund Inc

Salomon Brothers Institutional Series Funds Inc

Salomon Brothers Series Funds Inc

Legg Mason Partners Variable Portfolios I, Inc.

Salomon Brothers Opportunity Fund Inc

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc

Salomon Brothers High Income Fund Inc.

Salomon Brothers High Income Fund II Inc.

Salomon Brothers Emerging Markets Income Fund Inc.

Salomon Brothers Emerging Markets Income Fund II Inc.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Salomon Brothers Global High Income Fund Inc

Salomon Brothers Emerging Markets Debt Fund Inc.

Salomon Brothers Municipal Partners Fund Inc.

Salomon Brothers Municipal Partners Fund II Inc.

Legg Mason Partners Variable Portfolios II

Legg Mason Partners Adjustable Rate Income Fund

Legg Mason Partners Aggressive Growth Fund, Inc.

Legg Mason Partners Appreciation Fund, Inc.

Legg Mason Partners California Municipals Fund, Inc.

Legg Mason Partners Equity Funds

Legg Mason Partners Fundamental Value Fund, Inc.

Legg Mason Partners Funds, Inc.

Legg Mason Partners Income Funds

Smith Barney Institutional Cash Management Fund Inc.

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Core Plus Bond Fund, Inc.

Legg Mason Partners Managed Municipals Fund, Inc.

Legg Mason Partners Massachusetts Municipals Fund

Legg Mason Partners New Jersey Municipals Fund, Inc.

Smith Barney Money Funds, Inc.

Legg Mason Partners Municipal Funds

Smith Barney Municipal Money Market Fund, Inc.

Legg Mason Partners Oregon Municipals Fund

Legg Mason Partners World Funds, Inc.

Legg Mason Partners Sector Series Inc.

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Cash Reserve Trust

Legg Mason Charles Street Trust, Inc.

Legg Mason Global Trust, Inc.

Legg Mason Growth Trust, Inc.

Legg Mason Income Trust, Inc.

Legg Mason Investment Trust, Inc.

Legg Mason Investors Trust, Inc.

Legg Mason Light Street Trust, Inc.

Legg Mason Special Investment Trust, Inc.

Legg Mason Tax Exempt Trust, Inc.

Legg Mason Tax-Free Income Fund

Legg Mason Value Trust, Inc.

Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve—Managing Director

Mark R. Fetting—Managing Director

D. Stuart Bowers—Vice President

W. Talbot Daley—Vice President

Thomas J. Hirschmann—Vice President

Joseph M. Furey—General Counsel and Chief Compliance Officer

Ronald Holinsky—Counsel

Robert E. Patterson—Counsel

Theresa M. Silberzahn—Chief Financial Officer

Elisabeth F. Craig— AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)	Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant’s Investment Manager:

(1)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisor:

(2)	c/o CAM North America LLC
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Custodian:

(3)	State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

With respect to the Registrant’s Transfer Agent:

(4)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(5)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(6)	PFS Investments, Inc.

3120 Breckinridge Blvd

Duluth, GA 30099-0062

(7)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th of November, 2006.

LEGG MASON PARTNERS AGGRESSIVE GROWTH

FUND, INC.

/s/R. Jay Gerken
R. Jay Gerken

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 17, 2006.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	Chairman, President and Chief Executive Officer

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer and Treasurer

/s/ Paul R. Ades* Paul R. Ades	Director

/s/ Dwight B. Crane* Dwight B. Crane	Director

/s/ Frank Hubbard* Frank Hubbard	Director

/s/ Ken Miller* Ken Miller	Director

/s/ Jerome Miller* Jerome Miller*	Director

By:	/s/ R. Jay Gerken
R. Jay Gerken

Attorney-in-Fact, pursuant to Power of Attorney dated April 12, 2006.